Cash and Cash Equivalents - Additional Information (Detail)	Dec. 31, 2025	Dec. 31, 2024
Bottom of Range [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Time deposits, interest rate	3.60%	0.00%
Top of Range [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Time deposits, interest rate	4.30%	5.10%